Commitments and Contingencies - Capital Leased Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Gross amount	$ 13,701	$ 13,958
Accumulated depreciation	(12,915)	(12,857)
Net amount	$ 786	$ 1,101